Condensed Statement of Stockholders' (Deficit) Equity (USD $)	3 Months Ended	9 Months Ended	12 Months Ended					17 Months Ended	77 Months Ended	86 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2011	Sep. 30, 2012
Note discount arising from note conversion						$ 475,391
Warrants issued in connection with convertible preferred units issued in private placement and in connection with note conversion				(3,340,421)		348,000
Reverse merger transaction - elimination of accumulated deficit						(120,648)
Reverse merger transaction -previously issued Laurier common stock						120,648
Warrants issues to placement agents in connection with private placement and for services				464,720		480,400
Stock based compensation for services		543,154	707,284	249,286	647,448	1,131,218	88,300	9,700		543,154
Convertible preferred units issued in private placement, net of issuance costs of $1,299,770				13,509,510
Grant of restricted shares			115,168
Stock option exercise (in shares)			(49,844)
Stock option exercise			6,480		2,600
Net loss	(3,014,640)	(5,858,578)	(7,909,113)	(4,023,026)	(6,936,705)	(12,913,566)	(3,359,697)	(370,893)	(35,513,000)	(41,371,578)
Ending Balance	(3,931,285)	(3,931,285)	1,355,639	8,435,820	1,575,751	7,862,408	(3,627,590)	(356,193)	1,355,639	(3,931,285)
Founders
Issuance of common shares								5,000
Private Placement
Issuance of common shares						17,690,037
Notes Payable
Stock issued in conversion of convertible securities						4,278,518
Placement Agents
Issuance of common shares		28,500								28,500
PREFERRED STOCK
Convertible preferred units issued in private placement, net of issuance costs of $1,299,770 (in shares)				15,274,000
Convertible preferred units issued in private placement, net of issuance costs of $1,299,770				1,527
Ending Balance (in shares)				15,274,000
Ending Balance				1,527
PREFERRED STOCK | PREFERRED STOCK
Stock issued in conversion of convertible securities (in shares)			(15,274,000)
Stock issued in conversion of convertible securities			(1,527)
COMMON STOCK
Reverse merger transaction -previously issued Laurier common stock (in shares)						1,100,200
Reverse merger transaction -previously issued Laurier common stock						110
Issuance of stock dividend in connection with conversion of preferred stock (in shares)			319,074
Issuance of stock dividend in connection with conversion of preferred stock			32
Grant of restricted shares (in shares)			250,000
Stock option exercise (in shares)			49,844		20,000
Stock option exercise			5		2
Ending Balance (in shares)	36,334,942	36,334,942	36,304,942	20,412,024	20,412,024	20,392,024	9,968,797	9,968,797	36,304,942	36,334,942
Ending Balance	3,608	3,608	3,605	2,041	2,041	2,039	997	997	3,605	3,608
COMMON STOCK | Founders
Issuance of common shares (in shares)								9,968,797
Issuance of common shares								997
COMMON STOCK | Private Placement
Issuance of common shares (in shares)						7,360,689
Issuance of common shares						736
COMMON STOCK | Notes Payable
Stock issued in conversion of convertible securities (in shares)						1,962,338
Stock issued in conversion of convertible securities						196
COMMON STOCK | PREFERRED STOCK
Stock issued in conversion of convertible securities (in shares)			15,274,000
Stock issued in conversion of convertible securities			1,527
COMMON STOCK | Placement Agents
Issuance of common shares (in shares)		30,000								30,000
Issuance of common shares		3								3
ADDITIONAL PAID-IN CAPITAL
Note discount arising from note conversion						475,391
Warrants issued in connection with convertible preferred units issued in private placement and in connection with note conversion				(3,340,421)		348,000
Reverse merger transaction - elimination of accumulated deficit						(120,648)
Reverse merger transaction -previously issued Laurier common stock						120,538
Warrants issues to placement agents in connection with private placement and for services				464,720		480,400
Stock based compensation for services		543,154	707,284	249,286	647,448	1,131,218	88,300	9,700		543,154
Convertible preferred units issued in private placement, net of issuance costs of $1,299,770				13,507,983
Issuance of stock dividend in connection with conversion of preferred stock			(32)
Grant of restricted shares			115,168
Stock option exercise			6,475		2,598
Ending Balance	37,436,685	37,436,685	36,865,034	36,036,139	25,154,571	24,504,525	102,003	13,703	36,865,034	37,436,685
ADDITIONAL PAID-IN CAPITAL | Founders
Issuance of common shares								4,003
ADDITIONAL PAID-IN CAPITAL | Private Placement
Issuance of common shares						17,689,301
ADDITIONAL PAID-IN CAPITAL | Notes Payable
Stock issued in conversion of convertible securities						4,278,322
ADDITIONAL PAID-IN CAPITAL | Placement Agents
Issuance of common shares		28,497								28,497
DEFICIT ACCUMULATED DURING THE DEVELOPMENT STAGE
Net loss		(5,858,578)	(7,909,113)	(4,023,026)	(6,936,705)	(12,913,566)	(3,359,697)	(370,893)		(5,858,578)
Ending Balance	$ (41,371,578)	$ (41,371,578)	$ (35,513,000)	$ (27,603,887)	$ (23,580,861)	$ (16,644,156)	$ (3,730,590)	$ (370,893)	$ (35,513,000)	$ (41,371,578)